Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 542,379	$ 514,584	$ 474,736
Cost of revenues	304,272	294,990	274,573
Gross profit	238,107	219,594	200,163
Operating expenses:
Research and development	66,302	63,475	58,656
Selling, marketing, general and administrative	85,956	77,251	75,016
Total operating expenses	152,258	140,726	133,672
Operating income	85,849	78,868	66,491
Financial expense (income), net	(3,978)	1,750	941
Income before taxes on income	89,827	77,118	65,550
Taxes on income	17,507	14,251	12,619
Net income	72,320	62,867	52,931
Net income attributed to non-controlling interests	141	423	336
Net income attributable to Sapiens’ shareholders	$ 72,179	$ 62,444	$ 52,595
Net earnings per share attributable to Sapiens’ shareholders
Basic earnings per share (in Dollars per share)	$ 1.29	$ 1.13	$ 0.95
Diluted earnings per share (in Dollars per share)	$ 1.29	$ 1.12	$ 0.95